Related parties (Detail 2) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Holdings Of Key Management Personnel [Line Items]
Number of shares held by members of the BoD, GEB and parties closely linked to them	5,593,474	5,121,564